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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
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                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

               Elfun Diversified Fund

Schedule of Investments (dollars in thousands) - September 30, 2008 (unaudited)


                                                                                   Number of                               Value
                                                                                    Shares
Domestic Equity - 39.8%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 0.4%
Alliant Techsystems, Inc.                                                            3,017                                $ 283 (a)
Hexcel Corp.                                                                        35,564                                  487 (a)
Honeywell International, Inc.                                                        1,379                                   57
Rockwell Collins, Inc.                                                               4,195                                  202
                                                                                                                          1,029

Beverages - 1.2%
Pepsi Bottling Group, Inc.                                                          14,176                                  414
PepsiCo, Inc.                                                                       33,888                                2,415
                                                                                                                          2,829

Biotechnology - 2.5%
Amgen, Inc.                                                                         47,273                                2,802 (a)
Amylin Pharmaceuticals, Inc.                                                        11,410                                  231 (a)
Genentech, Inc.                                                                     21,056                                1,867 (a)
Gilead Sciences, Inc.                                                               18,870                                  860 (a)
Vertex Pharmaceuticals Inc.                                                          6,777                                  225 (a)
                                                                                                                          5,985

Capital Markets - 2.1%
Affiliated Managers Group, Inc.                                                      3,133                                  260 (a)
Ameriprise Financial, Inc.                                                           9,593                                  366
Bank of New York Mellon Corp.                                                       10,903                                  355
BlackRock, Inc.                                                                        599                                  117
Fortress Investment Group LLC (Class A)                                             12,554                                  132
Goldman Sachs Group, Inc.                                                           13,722                                1,756
Greenhill & Company, Inc.                                                            3,220                                  237
State Street Corp.                                                                  32,132                                1,828 (e)
                                                                                                                          5,051

Chemicals - 0.8%
Intrepid Potash, Inc.                                                                7,631                                  230 (a)
Monsanto Co.                                                                        13,184                                1,305
Praxair, Inc.                                                                        3,859                                  277
                                                                                                                          1,812

Commercial Banks - 0.4%
CVB Financial Corp.                                                                  7,491                                  104
SunTrust Banks, Inc.                                                                 9,065                                  408
US Bancorp.                                                                          8,627                                  311
Zions Bancorporation                                                                 2,697                                  104
                                                                                                                            927

Commercial Services & Supplies - 0.4%
Corrections Corporation of America                                                  14,968                                  372 (a)
Iron Mountain, Inc.                                                                 23,433                                  572 (a)
                                                                                                                            944

Communications Equipment - 2.5%
Cisco Systems, Inc.                                                                117,833                                2,658 (a)
Corning Inc.                                                                        31,154                                  487
Harris Corp.                                                                         2,286                                  106
Juniper Networks, Inc.                                                              12,195                                  257 (a)
QUALCOMM Inc.                                                                       58,422                                2,510
                                                                                                                          6,018

Computers & Peripherals - 0.4%
Apple, Inc.                                                                            599                                   68 (a)
Dell, Inc.                                                                           8,686                                  143 (a)
Hewlett-Packard Co.                                                                 10,004                                  463
International Business Machines Corp.                                                3,055                                  357
                                                                                                                          1,031

Construction Materials - 0.0%*
Vulcan Materials Co.                                                                   599                                   45

Consumer Finance - 0.1%
American Express Co.                                                                 4,493                                  159

Diversified Financial Services - 1.2%
Bank of America Corp.                                                                5,392                                  189
Citigroup, Inc.                                                                      8,386                                  172
CME Group Inc.                                                                       3,948                                1,467
JP Morgan Chase & Co.                                                               24,936                                1,165
                                                                                                                          2,993

Diversified Telecommunication Services - 0.2%
AT&T, Inc.                                                                           3,295                                   92
Verizon Communications, Inc.                                                         9,884                                  317
                                                                                                                            409

Electric Utilities - 0.6%
American Electric Power Company, Inc.                                                9,769                                  362
Edison International                                                                 8,090                                  323
FirstEnergy Corp.                                                                    1,498                                  100
ITC Holdings Corp.                                                                   8,810                                  456
Northeast Utilities                                                                  7,066                                  181
                                                                                                                          1,422

Electronic Equipment, Instruments & Components - 0.4%
Cogent, Inc.                                                                        13,439                                  137 (a)
Mettler Toledo International, Inc.                                                   2,276                                  223 (a)
Molex Inc. (Class A)                                                                30,513                                  635
                                                                                                                            995

Energy Equipment & Services - 2.2%
Dresser-Rand Group, Inc.                                                             7,848                                  247 (a)
Halliburton Co.                                                                      8,269                                  268
HIS, Inc. (Class A)                                                                  3,806                                  181 (a)
Nabors Industries Ltd.                                                               3,594                                   90 (a)
National Oilwell Varco, Inc.                                                         1,797                                   90 (a)
Schlumberger Ltd.                                                                   23,852                                1,863
Transocean, Inc.                                                                    20,079                                2,206
Weatherford International Ltd.                                                       8,956                                  225 (a)
                                                                                                                          5,170

Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.                                                                3,593                                  215

Food Products - 0.6%
General Mills, Inc.                                                                  6,771                                  466
Kraft Foods, Inc. (Class A)                                                          3,595                                  118
McCormick & Company, Inc.                                                           21,166                                  813
                                                                                                                          1,397

Healthcare Equipment & Supplies - 1.9%
Baxter International, Inc.                                                             714                                   47
Boston Scientific Corp.                                                             26,658                                  327 (a)
Covidien Ltd.                                                                        1,328                                   71
DENTSPLY International, Inc.                                                         7,750                                  291
Gen-Probe Inc.                                                                       4,194                                  223 (a)
Hologic, Inc.                                                                       50,837                                  983 (a)
Masimo Corp.                                                                        13,617                                  507 (a)
Medtronic, Inc.                                                                     26,964                                1,351
Resmed, Inc.                                                                        18,415                                  792 (a)
                                                                                                                          4,592

Healthcare Providers & Services - 1.1%
Aetna, Inc.                                                                         16,798                                  607
Cardinal Health, Inc.                                                                4,016                                  198
McKesson Corp.                                                                       5,991                                  322
Psychiatric Solutions, Inc.                                                         11,659                                  442 (a)
UnitedHealth Group, Inc.                                                            42,999                                1,092
                                                                                                                          2,661

Hotels Restaurants & Leisure - 0.7%
Carnival Corp.                                                                      29,095                                1,029
Darden Restaurants, Inc.                                                             4,794                                  137
Life Time Fitness, Inc.                                                              6,875                                  215 (a)
Penn National Gaming, Inc.                                                           4,737                                  126 (a)
The Cheesecake Factory                                                               9,300                                  136 (a)
                                                                                                                          1,643

Household Products - 0.7%
Clorox Co.                                                                           6,591                                  413
Kimberly-Clark Corp.                                                                14,399                                  933
Procter & Gamble Co.                                                                 5,268                                  367
                                                                                                                          1,713

Industrial Conglomerates - 0.8%
McDermott International, Inc.                                                        4,634                                  118 (a)
Textron, Inc.                                                                       57,946                                1,697
                                                                                                                          1,815

Insurance - 1.5%
ACE Ltd.                                                                            13,271                                  719
Alleghany Corp.                                                                        379                                  138 (a)
Allstate Corp.                                                                       2,996                                  138
AON Corp.                                                                            6,110                                  275
Chubb Corp.                                                                          5,330                                  293
HCC Insurance Holdings, Inc.                                                        31,781                                  858
Marsh & McLennan Companies, Inc.                                                     3,053                                   97
MetLife, Inc.                                                                       13,479                                  755
Prudential Financial, Inc.                                                           3,476                                  250
                                                                                                                          3,523

Internet Software & Services - 0.5%
Equinix, Inc.                                                                          581                                   40 (a)
Google, Inc. (Class A)                                                               2,343                                  938 (a)
MercadoLibre, Inc.                                                                   8,034                                  164 (a)
                                                                                                                          1,142

IT Services - 2.0%
Affiliated Computer Services, Inc. (Class A)                                         9,095                                  460 (a)
Automatic Data Processing, Inc.                                                     14,687                                  628
Cognizant Technology Solutions Corp. (Class A)                                      16,137                                  368 (a)
DST Systems, Inc.                                                                    3,451                                  193 (a)
Fidelity National Information Services, Inc.                                        10,728                                  198
Lender Processing Services, Inc.                                                     3,340                                  102
NeuStar, Inc. (Class A)                                                              9,461                                  188 (a)
Paychex, Inc.                                                                       37,436                                1,237
Western Union Co.                                                                   53,635                                1,323
                                                                                                                          4,697

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.                                                      10,739                                  591 (a)

Machinery - 0.5%
Deere & Co.                                                                          3,776                                  187
Eaton Corp.                                                                          2,516                                  141
Harsco Corp.                                                                         8,518                                  317
ITT Corp.                                                                            6,849                                  381
Joy Global, Inc.                                                                     5,592                                  252
                                                                                                                          1,278

Media - 2.7%
Comcast Corp. (Class A)                                                            120,941                                2,385
Interpublic Group of Companies, Inc.                                                11,381                                   88 (a)
Liberty Global, Inc. (Series C)                                                     24,885                                  699 (a)
Liberty Media Corp - Entertainment (Series A)                                       38,585                                  963 (a)
Omnicom Group, Inc.                                                                 28,554                                1,101
Regal Entertainment Group (Class A)                                                 17,969                                  284
The Walt Disney Co.                                                                  4,013                                  123
Time Warner, Inc.                                                                   35,044                                  459
Viacom, Inc. (Class B)                                                              10,966                                  272 (a)
                                                                                                                          6,374

Metals & Mining - 0.3%
Alcoa, Inc.                                                                          4,823                                  109
Allegheny Technologies Inc.                                                         19,785                                  585
Freeport-McMoRan Copper & Gold, Inc.                                                 2,396                                  136
                                                                                                                            830

Multiline Retail - 0.4%
Kohl's Corp.                                                                        12,563                                  579 (a)
Target Corp.                                                                         6,884                                  338
                                                                                                                            917

Multi-Utilities - 0.3%
Dominion Resources, Inc.                                                             9,881                                  423
DTE Energy Co.                                                                       3,827                                  154
SCANA Corp.                                                                          4,669                                  182
                                                                                                                            759

Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.                                                                         3,826                                  399
ConocoPhillips                                                                       2,337                                  171
Devon Energy Corp.                                                                     958                                   87
Exxon Mobil Corp.                                                                   19,390                                1,505
Hess Corp.                                                                           4,962                                  407
Marathon Oil Corp.                                                                  24,664                                  983
Peabody Energy Corp.                                                                 4,075                                  183
Southwestern Energy Co.                                                              9,368                                  286 (a)
Sunoco, Inc.                                                                         3,098                                  110
Valero Energy Corp.                                                                  6,590                                  200
                                                                                                                          4,331

Personal Products - 0.6%
Alberto-Culver Co.                                                                  33,000                                  898
The Estee Lauder Cos. Inc. (Class A)                                                 9,019                                  450
                                                                                                                          1,348

Pharmaceuticals - 1.2%
Abbott Laboratories                                                                 22,782                                1,312
Bristol-Myers Squibb Co.                                                            22,465                                  468
Johnson & Johnson                                                                    1,315                                   91
Merck & Company, Inc.                                                                5,033                                  159
Pfizer, Inc.                                                                        29,353                                  541
Wyeth                                                                               10,603                                  392
                                                                                                                          2,963

Professional Services - 0.1%
Monster Worldwide, Inc.                                                             14,826                                  221 (a)

Real Estate Investment Trusts (Reits) - 0.2%
Douglas Emmett, Inc. (REIT)                                                          8,469                                  195
Prologis (REIT)                                                                      4,162                                  172
                                                                                                                            367

Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                              58,657                                  784 (a)

Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.                                                                 5,301                                  140
Hittite Microwave Corp.                                                              8,132                                  273 (a)
Intel Corp.                                                                         91,198                                1,708
Lam Research Corp.                                                                   4,792                                  151 (a)
Marvell Technology Group Ltd.                                                       13,800                                  128 (a)
Maxim Integrated Products, Inc.                                                      9,218                                  167
Microchip Technology Inc.                                                            1,198                                   35
National Semiconductor Corp.                                                         6,290                                  108
Texas Instruments Inc.                                                              12,761                                  274
                                                                                                                          2,984

Software - 2.1%
Activision Blizzard, Inc.                                                           26,812                                  414 (a)
Blackboard, Inc.                                                                     4,964                                  200 (a)
Citrix Systems, Inc.                                                                 9,197                                  232 (a)
Intuit, Inc.                                                                        39,625                                1,253 (a)
Macrovision Solutions Corp.                                                         24,287                                  374 (a)
Microsoft Corp.                                                                     86,631                                2,313
Oracle Corp.                                                                        14,974                                  304 (a)
                                                                                                                          5,090

Specialty Retail - 1.3%
Bed Bath & Beyond, Inc.                                                             56,554                                1,777 (a)
Lowe's Companies, Inc.                                                              47,021                                1,114
O'Reilly Automotive, Inc.                                                           10,935                                  293 (a)
                                                                                                                          3,184

Textiles Apparel & Luxury Goods - 0.1%
Coach, Inc.                                                                          7,694                                  193 (a)

Tobacco - 0.1%
Altria Group, Inc.                                                                  14,080                                  279

Water Utilities - 0.1%
American Water Works Company, Inc.                                                  11,614                                  250

Wireless Telecommunication Services - 1.0%
American Tower Corp. (Class A)                                                       8,278                                  298 (a)
NII Holdings, Inc. (Class B)                                                        52,262                                1,982 (a)
Syniverse Holdings, Inc.                                                            10,718                                  178 (a)
                                                                                                                          2,458

Total Domestic Equity                                                                                                    95,418
(Cost $106,100)

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Foreign Equity - 24.4%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Common Stock - 24.2%

Aerospace & Defense - 0.3%
CAE, Inc.                                                                           82,492                                  660
Elbit Systems Ltd.                                                                   1,440                                   75
                                                                                                                            735

Automobiles - 0.4%
Daimler AG (Regd.)                                                                   4,062                                  201
Renault S.A.                                                                           487                                   31
Toyota Motor Corp.                                                                  15,046                                  644
                                                                                                                            876

Beverages - 0.5%
Coca-Cola Icecek AS (Class C)                                                        4,821                                   38
Diageo PLC                                                                          64,008                                1,095
                                                                                                                          1,133

Biotechnology - 0.0%*
WuXi PharmaTech Cayman, Inc. ADR                                                     2,083                                   27 (a)

Building Products - 0.1%
Asahi Glass Company Ltd.                                                            24,003                                  211

Capital Markets - 0.7%
Credit Suisse Group AG (Regd.)                                                       5,147                                  241
Egyptian Financial Group-Hermes Holding                                              7,037                                   43
Nomura Holdings, Inc.                                                              100,668                                1,316
Woori Investment & Securities Company Ltd.                                           3,290                                   51
                                                                                                                          1,651

Chemicals - 0.9%
Israel Chemicals Ltd.                                                                2,308                                   32
Linde AG                                                                             6,532                                  696
Makhteshim-Agan Industries Ltd.                                                      9,940                                   63
Potash Corporation of Saskatchewan                                                   2,660                                  345
Sinofert Holdings Ltd.                                                             126,000                                   64
Syngenta AG                                                                          1,542                                  326
Taiwan Fertilizer Company Ltd.                                                      18,000                                   34
Toray Industries Inc.                                                              124,999                                  588
                                                                                                                          2,148

Commercial Banks - 3.5%
Akbank TAS                                                                          14,611                                   75
Banco do Brasil S.A.                                                                 7,300                                   86
Banco Santander Chile S.A. ADR                                                       1,861                                   80
Banco Santander S.A. (Regd.)                                                        63,305                                  947
Bank of Yokohama Ltd.                                                               44,605                                  221
BNP Paribas                                                                         15,154                                1,443
Chinatrust Financial Holding Company Ltd.                                           11,341                                    6
Credit Agricole S.A.                                                                35,076                                  674
ICICI Bank Ltd.                                                                     31,141                                  361
Industrial & Commercial Bank of China                                               80,199                                   48
Intesa Sanpaolo S.p.A.                                                             106,743                                  586
Kookmin Bank                                                                         8,217                                  372 (p)
Lloyds TSB Group PLC                                                               202,431                                  816
Metropolitan Bank & Trust                                                           49,800                                   36
Mitsubishi UFJ Financial Group, Inc.                                               147,752                                1,291
Royal Bank of Scotland Group PLC                                                   178,258                                  577
Siam Commercial Bank PCL                                                            37,000                                   73
Standard Bank Group Ltd.                                                             4,000                                   46
State Bank of India Ltd.                                                             1,752                                   56
UniCredit S.p.A                                                                    123,390                                  460
Woori Finance Holdings Company Ltd.                                                  2,900                                   30
                                                                                                                          8,284

Commercial Services & Supplies - 0.4%
Brambles Ltd.                                                                       85,331                                  531
Group 4 Securicor PLC                                                               64,475                                  234
Group 4 Securicor PLC                                                               70,091                                  254
                                                                                                                          1,019

Communications Equipment - 1.0%
Nokia Oyj                                                                           49,769                                  926
Research In Motion Ltd.                                                             22,377                                1,528 (a)
ZTE Corp.                                                                            1,516                                    6
                                                                                                                          2,460

Computers & Peripherals - 0.0%*
Asustek Computer Inc.                                                               23,093                                   46

Construction & Engineering - 0.5%
ACS Actividades de Construccion y Servicios S.A.                                     3,804                                  154
China Communications Construction Company Ltd.                                      52,000                                   46
Doosan Heavy Industries and Construction Company Ltd.                                1,000                                   75
Empresas ICA SAB de C.V.                                                            16,705                                   48 (a)
Hyundai Development Co.                                                              1,175                                   44
IVRCL Infrastructures & Projects Ltd.                                                5,050                                   26
Larsen & Toubro Ltd.                                                                 7,803                                  410
Vinci S.A.                                                                           7,195                                  338
                                                                                                                          1,141

Consumer Finance - 0.0%*
Tisco Bank PCL                                                                      48,500                                   20

Diversified Financial Services - 0.0%*
Kotak Mahindra Bank Ltd.                                                             4,519                                   54

Diversified Telecommunication Services - 0.5%
Hellenic Telecommunications Organization S.A.                                        6,412                                  115
Singapore Telecommunications Ltd.                                                  189,254                                  435
Telekomunikasi Indonesia Tbk PT (Series B)                                          66,000                                   49
Telenor ASA                                                                         54,656                                  676
                                                                                                                          1,275

Electric Utilities - 0.4%
CEZ GDR                                                                                700                                   43 (b)
E.ON AG                                                                             17,600                                  884
                                                                                                                            927

Electrical Equipment - 0.6%
ABB Ltd. (Regd.)                                                                    33,795                                  657
ABB Ltd. ADR                                                                         8,806                                  171
Alstom S.A.                                                                          3,842                                  291
China High Speed Transmission Equipment Group Company Ltd.                          36,000                                   66
Suntech Power Holdings Company Ltd. ADR                                              6,119                                  220 (a)
Zhuzhou CSR Times Electric Company Ltd.                                             24,000                                   17
                                                                                                                          1,422

Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Inc.                                                              27,540                                   72
HON HAI Precision Industry Company Ltd.                                             14,950                                   54
Nidec Corp.                                                                          3,958                                  244
Unimicron Technology Corp.                                                          33,480                                   27
                                                                                                                            397

Energy Equipment & Services - 0.5%
Acergy S.A.                                                                         15,018                                  151
CAT Oil AG                                                                           2,017                                    9 (a)
Saipem S.p.A.                                                                       22,095                                  660
Tesco Corp.                                                                          8,640                                  181 (a)
TMK OAO GDR                                                                          2,903                                   72 (b)
                                                                                                                          1,073

Food & Staples Retailing - 0.4%
Metro AG                                                                             6,165                                  308
Shinsegae Company Ltd.                                                                  60                                   28
Tesco PLC                                                                           90,928                                  634
                                                                                                                            970

Food Products - 1.5%
Groupe Danone                                                                       18,411                                1,303
IOI Corp.                                                                           41,000                                   50
Nestle S.A. (Regd.)                                                                 40,736                                1,765
Nestle S.A. ADR                                                                      5,510                                  236
Perdigao S.A.                                                                        3,000                                   57
Uni-President Enterprises Corp.                                                     63,000                                   57
Want Want China Holdings Ltd.                                                       96,000                                   35
                                                                                                                          3,503

Healthcare Equipment & Supplies - 0.2%
Cie Generale d'Optique Essilor International S.A.                                   11,315                                  564

Hotels Restaurants & Leisure - 0.0%*
AGTech Holdings Ltd.                                                               256,000                                    8 (a)
Alsea SAB de C.V.                                                                   35,761                                   27 (a)
China Travel International Inv.                                                    162,000                                   37
                                                                                                                             72

Household Durables - 0.0%*
Gafisa S.A.                                                                          3,666                                   46
Urbi Desarrollos Urbanos SAB DE C.V.                                                18,100                                   42 (a)
                                                                                                                             88

Independent Power Producers & Energy Traders - 0.1%
Energy Development Corp.                                                           374,000                                   33
Huaneng Power International, Inc.                                                  114,000                                   76
                                                                                                                            109

Industrial Conglomerates - 0.8%
Enka Insaat ve Sanayi AS                                                             7,538                                   51
Koninklijke Philips Electronics N.V.                                                26,219                                  710
Murray & Roberts Holdings Ltd.                                                       7,926                                   93
Orkla ASA                                                                           24,081                                  220
Siemens AG (Regd.)                                                                   9,848                                  917
                                                                                                                          1,991

Insurance - 1.0%
Allianz SE (Regd.)                                                                     136                                   19
AXA S.A.                                                                            15,287                                  499
China Life Insurance Company Ltd.                                                   14,091                                   52
Prudential PLC                                                                      72,662                                  664
Samsung Fire & Marine Insurance Company Ltd.                                           350                                   61
Sony Financial Holdings Inc.                                                           248                                  978
                                                                                                                          2,273

Internet Software & Services - 0.2%
Baidu.com ADR                                                                        1,696                                  421 (a)

Machinery - 0.4%
China South Locomotive and Rolling Stock Corp.                                      88,000                                   33 (a)
Hyunjin Materials Company Ltd.                                                       2,144                                   63
Komatsu Ltd.                                                                         1,358                                   22
Mitsubishi Heavy Industries Ltd.                                                   123,000                                  535
Sandvik AB                                                                          13,820                                  145
United Tractors Tbk PT                                                              61,724                                   61
                                                                                                                            859

Marine - 0.0%
China COSCO Holdings Company Ltd.                                                   51,000                                   46
Pacific Basin Shipping Ltd.                                                         28,000                                   23
                                                                                                                             69

Media - 0.3%
Focus Media Holding Ltd. ADR                                                         8,060                                  230 (a)
Vivendi                                                                             14,483                                  453
                                                                                                                            683

Metals & Mining - 1.2%
Anglo Platinum Ltd.                                                                  1,663                                  151
Barrick Gold Corp.                                                                  10,186                                  374
BHP Billiton PLC                                                                    32,477                                  738
Cia Vale do Rio Doce ADR                                                            36,358                                  643
Eurasian Natural Resources Corp.                                                     2,715                                   25
Evraz Group S.A. GDR                                                                   650                                   25 (b)
New World Resources N.V. (Class A)                                                   4,486                                   56
Polymetal GDR                                                                        9,900                                   41 (b)
POSCO                                                                                  140                                   52
Rio Tinto PLC (Regd.)                                                                5,735                                  361
Sumitomo Metal Industries Ltd.                                                     158,000                                  491
                                                                                                                          2,957

Multi-Utilities - 0.9%
GDF Suez                                                                            11,222                                  583
National Grid PLC                                                                   32,699                                  416
RWE AG                                                                               1,700                                  162
Veolia Environnement                                                                22,221                                  912
                                                                                                                          2,073

Oil, Gas & Consumable Fuels - 1.6%
BG Group PLC                                                                        39,787                                  723
Cameco Corp.                                                                         3,910                                   85
China Petroleum & Chemical Corp.                                                   115,995                                   92
China Shenhua Energy Company Ltd.                                                   19,500                                   48
CNOOC Ltd.                                                                          36,000                                   40
Gazprom OAO ADR                                                                     14,543                                  450
LUKOIL ADR                                                                           1,064                                   63
Paladin Energy Ltd.                                                                 91,877                                  283 (a)
PetroChina Company Ltd.                                                             26,000                                   27
Petroleo Brasileiro S.A. ADR                                                        13,418                                  502
Reliance Industries Ltd.                                                               722                                   30
Reliance Industries Ltd. GDR                                                           836                                   68 (b)
Suncor Energy, Inc.                                                                 14,646                                  617
Total S.A.                                                                          12,256                                  743
                                                                                                                          3,771

Paper & Forest Products - 0.0%*
China Grand Forestry Green Resources Group Ltd.                                    340,943                                   18 (a)

Personal Products - 0.4%
Shiseido Company Ltd.                                                               44,000                                  987

Pharmaceuticals - 1.2%
Bayer AG                                                                            13,927                                1,018
Roche Holding AG                                                                    11,129                                1,747
Teva Pharmaceutical Industries Ltd. ADR                                              3,262                                  149
Yuhan Corp.                                                                            232                                   42
                                                                                                                          2,956

Real Estate Investment Trusts (Reits) - 0.1%
Unibail-Rodamco (REIT)                                                               1,442                                  291

Real Estate Management & Development - 0.6%
CapitaLand Ltd.                                                                     77,000                                  169
Hung Poo Real Estate Development Corp.                                              48,480                                   32
Mitsubishi Estate Company Ltd.                                                      44,982                                  888
Sumitomo Realty & Development Company Ltd.                                           8,000                                  175
Sun Hung Kai Properties Ltd.                                                        21,177                                  218
                                                                                                                          1,482

Road & Rail - 0.3%
East Japan Railway Co.                                                                 105                                  784

Semiconductors & Semiconductor Equipment - 0.6%
MediaTek Inc.                                                                        4,070                                   42
Samsung Electronics Company Ltd.                                                     1,020                                  468
Taiwan Semiconductor Manufacturing Company Ltd.                                    366,442                                  615
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                 20,367                                  191
                                                                                                                          1,316

Software - 0.3%
Nintendo Company Ltd.                                                                1,700                                  722

Textiles Apparel & Luxury Goods - 0.4%
Adidas AG                                                                            7,343                                  391
LVMH Moet Hennessy Louis Vuitton S.A.                                                2,714                                  238
Swatch Group AG                                                                      2,246                                  416
                                                                                                                          1,045

Tobacco - 0.0%*
ITC Ltd.                                                                            19,101                                   77

Water Utilities - 0.0%*
Pan Asia Environmental Protection Group Ltd.                                       126,000                                   19

Wireless Telecommunication Services - 1.2%
America Movil SAB de C.V. ADR (Series L)                                            14,912                                  692
Bharti Airtel Ltd.                                                                   5,688                                   96 (a)
China Mobile Ltd.                                                                    8,000                                   80
Mobile Telesystems OJSC ADR                                                            700                                   39
MTN Group Ltd.                                                                      48,995                                  692
Orascom Telecom Holding SAE GDR                                                      1,081                                   38
Philippine Long Distance Telephone Co.                                                 310                                   18
Turkcell Iletisim Hizmet AS ADR                                                      3,916                                   59
Vodafone Group PLC                                                                 512,897                                1,136
Vodafone Group PLC ADR                                                               4,793                                  106
                                                                                                                          2,956

Total Common Stock                                                                                                       57,955
(Cost $68,555)

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

Media
NET Servicos de Comunicacao S.A.                                                     4,100                                   34 (a)

Metals & Mining
Cia Vale do Rio Doce                                                                 9,400                                  159

Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A.                                                             1,100                                   20

Road & Rail
All America Latina Logistica S.A.                                                   27,800                                  187

Total Preferred Stock                                                                                                       400
(Cost $782)

Total Foreign Equity                                                                                                     58,355
(Cost $69,337)

                                                                                   Principal                              Value
                                                                                    Amount
--------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 25.7%
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 3.2%
U.S. Treasury Bonds
4.38%                                                 02/15/38                       $ 545                             $ 552
4.50%                                                 05/15/38                       1,583                             1,634
U.S. Treasury Notes
3.13%                                                 08/31/13                       1,796                             1,810
3.50%                                                 02/15/18                          22                                21
3.63%                                                 10/31/09                       1,916                             1,952 (h)
4.00%                                                 08/15/18                       1,495                             1,516
4.50%                                                 11/15/10 - 05/15/17               88                                93
4.63%                                                 11/15/09                          55                                57
                                                                                                                       7,635

Federal Agencies - 2.2%
Federal Home Loan Banks
5.00%                                                 11/17/17                         200                               202
Federal Home Loan Mortgage Corp.
4.13%                                                 12/21/12 - 09/27/13            1,324                             1,335
4.88%                                                 02/09/10                         960                               981
5.13%                                                 11/17/17                       1,100                             1,134
Federal National Mortgage Assoc.
3.63%                                                 02/12/13                         334                               331
3.88%                                                 07/12/13                       1,346                             1,343
                                                                                                                       5,326

Agency Mortgage Backed - 9.3%
Federal Home Loan Mortgage Corp.
4.50%                                                 06/01/33 - 02/01/35              127                               120 (h)
5.00%                                                 07/01/35 - 10/01/35              697                               679 (h)
5.50%                                                 05/01/20 - 03/01/38              517                               515 (h)
6.00%                                                 04/01/17 - 11/01/37              921                               936 (h)
6.50%                                                 01/01/27 - 07/01/36              234                               242 (h)
7.00%                                                 10/01/16 - 08/01/36               92                                95 (h)
7.50%                                                 11/01/09 - 09/01/33               32                                33 (h)
8.00%                                                 07/01/26 - 11/01/30                8                                 9 (h)
8.50%                                                 04/01/30 - 05/01/30               28                                30 (h)
5.50%                                                 TBA                            2,610                             2,596 (c)
Federal National Mortgage Assoc.
4.00%                                                 05/01/19 - 06/01/19              102                                97 (h)
4.50%                                                 05/01/18 - 02/01/35              571                               553 (h)
5.00%                                                 07/01/20 - 08/01/35              574                               562 (h)
5.25%                                                 04/01/37                          77                                77 (i)
5.47%                                                 04/01/37                           5                                 5 (i)
5.50%                                                 04/01/14 - 04/01/38            1,495                             1,496 (h)
5.51%                                                 04/01/37                          70                                71 (i)
5.52%                                                 04/01/37                          27                                28 (i)
5.54%                                                 04/01/37                          66                                66 (i)
5.59%                                                 04/01/37                          84                                85 (i)
5.62%                                                 03/01/37                           6                                 6 (i)
5.68%                                                 05/01/37                          50                                51 (i)
5.70%                                                 04/01/37                          60                                60 (i)
5.71%                                                 04/01/37                          31                                31 (i)
6.00%                                                 02/01/14 - 03/01/38            1,725                             1,753 (h)
6.01%                                                 10/01/37                         101                               102 (i)
6.50%                                                 12/01/14 - 08/01/36              976                             1,004 (h)
7.00%                                                 01/01/16 - 06/01/36              224                               234 (h)
7.50%                                                 12/01/09 - 03/01/34               61                                66 (h)
8.00%                                                 12/01/11 - 11/01/33               64                                71 (h)
8.50%                                                 05/01/31                           4                                 4 (h)
9.00%                                                 06/01/09 - 12/01/22               18                                20 (h)
5.00%                                                 TBA                            4,426                             4,349 (c)
5.50%                                                 TBA                            4,804                             4,799 (c)
6.00%                                                 TBA                               35                                35 (c)
6.50%                                                 TBA                              490                               501 (c)
7.00%                                                 TBA                              150                               157 (c)
Government National Mortgage Assoc.
4.50%                                                 08/15/33 - 09/15/34              187                               178 (h)
5.00%                                                 08/15/33                          50                                49 (h,m)
6.00%                                                 04/15/30 - 09/15/36               81                                81 (h)
6.50%                                                 06/15/34                          18                                18 (h,m)
6.50%                                                 06/15/24                         101                               105 (h)
7.00%                                                 06/15/34                          10                                11 (h,m)
7.00%                                                 03/15/12                          88                                91 (h)
7.50%                                                 07/15/23 - 04/15/28               40                                45 (h)
8.00%                                                 05/15/30                           2                                 2 (h)
8.50%                                                 10/15/17                          35                                39 (h)
9.00%                                                 11/15/16 - 12/15/21               34                                36 (h)
                                                                                                                      22,193

Agency Collateralized Mortgage Obligations - 0.8%
Collateralized Mortgage Obligation Trust (Class B)
5.96%                                                 11/01/18                           2                                 2 (d,f,h)
Federal Home Loan Mortgage Corp.
4.00%                                                 06/15/36                       1,059                                87 (g,i,o)
4.16%                                                 05/15/36 - 11/15/36              465                                35 (g,i,o)
4.26%                                                 05/15/37                         230                                21 (g,i,o)
4.50%                                                 04/15/13 - 03/15/19              222                                19 (g,h,o)
4.51%                                                 02/15/38                         236                                22 (g,i,o)
4.81%                                                 09/15/35                         194                                21 (g,i,o)
5.00%                                                 04/15/14 - 12/01/34            1,571                               338 (g,h,o)
5.00%                                                 05/15/38                          50                               43
5.50%                                                 04/15/17 - 06/15/33              191                               35 (g,h,o)
7.13%                                                 12/15/33                          50                               43 (h,i)
7.50%                                                 01/15/16                          11                               11 (h)
7.50%                                                 07/15/27                          35                                 8 (g,h,o)
8.00%                                                 04/15/20                           1                                 2 (h)
8.00%                                                 02/01/23 - 07/01/24                6                                 2 (g,h,o)
15.33%                                                11/15/37                         134                                 82 (d,f)
32.25%                                                09/25/43                         451                                 3 (d,g,h,
                                                                                                                              i,o)
Federal Home Loan Mortgage STRIPS
5.18%                                                 08/01/27                           1                                 1 (d,f,h)
Federal National Mortgage Assoc.
1.19%      					      12/25/42                         118                                 4 (g,h,i,o)
3.24%                                                 05/25/37                         598                                52 (g,i,o)
3.29%                                                 04/25/38                         286                                23 (g,i,o)
3.54%                                                 10/25/35                         460                                47 (g,i,o)
4.00%                                                 02/25/28                           4                                 4 (h)
4.29%   					      05/25/18                         660                                56 (g,h,i,o)
4.39%   		                              09/25/42                         318                                30 (g,h,i,o)
4.49% 					              08/25/16                          34                                 2 (g,h,i,o)
4.50%                                                 05/25/18                          39                                 2 (g,h,o)
4.75%                                                 11/25/14                          28                                 1 (g,h,o)
5.00%                                                 02/25/32                         188                                25 (g,h,o)
5.00%                                                 10/25/35 - 08/25/38              137                               118
8.00%                                                 07/25/14                           2                                 2 (h)
Federal National Mortgage Assoc. (Class 1)
4.50%                                                 01/01/36                         177                                46 (g,o)
5.00%                                                 05/25/38                         131                                33 (g,o)
Federal National Mortgage Assoc. (Class 2)
5.00%                                                 09/01/33 - 03/25/38              342                                79 (g,o)
5.50%                                                 12/01/33 - 01/25/36              199                                44 (g,o)
Federal National Mortgage Assoc. REMIC
4.50%                                                 11/25/13                          21                                 - (g,h,o)
5.00%                                                 10/25/22                          48                                 7 (g,h,o)
9.55%                                                 03/25/31                          86                                90 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
5.78%                                                 12/25/22                           3                                 2 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%                                                 08/01/35                         129                                31 (g,o)
5.00%                                                 08/01/34                       1,397                               329 (g,o)
7.50%                                                 11/01/23                          76                                20 (g,h,o)
8.00%                                                 08/01/23 - 07/01/24               14                                 4 (g,h,o)
8.50%                                                 03/01/17 - 07/25/22                5                                 1 (g,h,o)
9.00%                                                 05/25/22                           3                                 1 (g,h,o)
                                                                                                                       1,828

Asset Backed - 2.1%
Bear Stearns Asset Backed Securities Trust (Class A)
2.84%                                                 01/25/34                          13                                10 (h,i)
Capital Auto Receivables Asset Trust (Class A)
3.27%                                                 01/15/10                         140                               139 (b,i)
Carmax Auto Owner Trust
4.35%                                                 03/15/10                          24                                24 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.97%                                                 03/25/32                          21                                18 (h,i)
Countrywide Asset-Backed Certificates
3.64%                                                 05/25/33                           5                                 5 (h,i)
Countrywide Asset-Backed Certificates (Class A)
3.13%                                                 04/25/32                          18                                14 (h,i)
Fleet Home Equity Loan Trust (Class A)
3.44%                                                 01/20/33                          13                                 8 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
2.67%                                                 06/15/11                         300                               298 (i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                 10/15/10                          35                                35 (h)
Mid-State Trust
7.54%                                                 07/01/35                          11                                10 (h,m)
Peco Energy Transition Trust
6.52%                                                 12/31/10                          45                                46 (h)
Residential Asset Mortgage Products Inc.
2.71%                                                 03/25/34                           2                                 2 (h,i)
Residential Asset Mortgage Products Inc. (Class A)
3.77%                                                 06/25/32                          20                                18 (h,i)
Residential Asset Securities Corp.
3.71%                                                 07/25/32                           7                                 5 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                 07/25/30                           9                                 9 (h,i)
Washington Mutual Master Note Trust
2.52%                                                 05/15/14                       5,000                             4,272 (b,h,i)
Wells Fargo Home Equity Trust
3.97%                                                 05/25/34                          23                                22 (h,i)
                                                                                                                       4,935

Corporate Notes - 6.1%
Abbey National PLC
7.95%                                                 10/26/29                          51                                49 (h)
Abbott Laboratories
5.60%                                                 11/30/17                          30                                29
5.88%                                                 05/15/16                         100                               100
AES Ironwood LLC
8.86%                                                 11/30/25                         111                               111 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                                 03/15/10                         340                               342 (h)
American Railcar Industries, Inc.
7.50%                                                 03/01/14                          25                                22 (h)
ARAMARK Corp.
8.50%                                                 02/01/15                         130                               122
ArcelorMittal USA
6.50%                                                 04/15/14                          75                                76
Archer-Daniels-Midland Co.
5.45%                                                 03/15/18                          20                                18
6.45%                                                 01/15/38                         103                                93
Arizona Public Service Co.
6.25%                                                 08/01/16                          80                                74 (h)
AT&T, Inc.
4.13%                                                 09/15/09                         155                               154
5.60%                                                 05/15/18                          78                                70
6.40%                                                 05/15/38                          26                                22
BAC Capital Trust VI
5.63%                                                 03/08/35                          80                                61 (h)
Banco Mercantil del Norte S.A.
6.14%                                                 10/13/16                         210                               200 (b,h,i)
Bank of America Corp.
5.75%                                                 12/01/17                         215                               182
8.00%                                                 12/29/49                         107                                85 (i)
Bear Stearns Companies Inc.
5.85%                                                 07/19/10                         250                               249
BellSouth Corp.
4.20%                                                 09/15/09                          75                                74 (h)
6.55%                                                 06/15/34                          75                                64 (h)
Berkshire Hathaway Finance Corp.
5.00%                                                 08/15/13                         163                               163 (b)
Bristol-Myers Squibb Co.
5.45%                                                 05/01/18                          78                                74
5.88%                                                 11/15/36                          60                                53 (h)
British Telecommunications PLC
8.63%                                                 12/15/10                          30                                31 (h)
Cadbury Schweppes US Finance LLC
3.88%                                                 10/01/08                          75                                75 (b,h)
Cargill Inc.
5.20%                                                 01/22/13                         465                               450 (b)
6.00%                                                 11/27/17                           1                                 1 (b)
Carolina Power & Light Co.
5.15%                                                 04/01/15                          40                                38 (h)
5.70%                                                 04/01/35                          20                                17 (h)
6.13%                                                 09/15/33                          35                                32 (h)
Century Aluminum Co.
7.50%                                                 08/15/14                         131                               123
Chesapeake Energy Corp.
7.25%                                                 12/15/18                         129                               119
Citigroup, Inc.
6.13%                                                 11/21/17                          65                                55
6.50%                                                 08/19/13                         206                               183
Clarendon Alumina Production Ltd.
8.50%                                                 11/16/21                         100                               101 (b,h)
CME Group Inc.
5.40%                                                 08/01/13                         129                               129
Community Health Systems, Inc.
8.88%                                                 07/15/15                         130                               124
Consolidated Edison Company of New York, Inc.
5.85%                                                 04/01/18                          69                                66
Constellation Brands, Inc.
7.25%                                                 05/15/17                         129                               119
COX Communications Inc.
7.13%                                                 10/01/12                          17                                17 (h)
7.75%                                                 11/01/10                          70                                73 (h)
Credit Suisse
6.00%                                                 02/15/18                         176                               153
CSC Holdings Inc.
8.50%                                                 06/15/15                         129                               120 (b)
CSX Transportation, Inc.
9.75%                                                 06/15/20                           8                                 9 (h)
CVS/Caremark Corp.
5.75%                                                 06/01/17                         266                               249
Diageo Capital PLC
5.20%                                                 01/30/13                         247                               246
Dominion Resources, Inc.
6.30%                                                 09/30/66                         395                               348 (h,i)
Dover Corp.
6.50%                                                 02/15/11                          55                                58 (h)
DP World Ltd.
6.85%                                                 07/02/37                         200                               148 (b)
Duke Energy Carolinas LLC
5.38%                                                 01/01/09                          60                                60 (h)
Duke Realty LP
6.25%                                                 05/15/13                          39                                38
Dynegy Holdings, Inc.
7.50%                                                 06/01/15                         130                               110
Echostar DBS Corp.
7.75%                                                 05/31/15                         129                               109
EI Du Pont de Nemours & Co.
4.88%                                                 04/30/14                          60                                58 (h)
El Paso Electric Co.
6.00%                                                 05/15/35                          45                                37
Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba
10.50%                                                07/19/13                          27                                28 (b,h)
EOG Resources, Inc.
6.88%                                                 10/01/18                         271                               270
Ford Motor Credit Company LLC
7.88%                                                 06/15/10                         129                                98
GlaxoSmithKline Capital Inc.
4.85%                                                 05/15/13                          39                                38
6.38%                                                 05/15/38                          72                                68
GMAC LLC
6.88%                                                 09/15/11                         129                                58
Goldman Sachs Group, Inc.
6.15%                                                 04/01/18                         118                                98
GTE Corp.
7.51%                                                 04/01/09                          55                                56 (h)
Harrah's Operating Company Inc.
10.75%                                                02/01/16                         129                                66 (b)
HCA Inc.
9.25%                                                 11/15/16                         130                               126
Hewlett-Packard Co.
5.50%                                                 03/01/18                          63                                59
Hexion US Finance Corp.
9.75%                                                 11/15/14                         160                               126
Honeywell International, Inc.
5.30%                                                 03/01/18                          52                                49
Host Hotels & Resorts LP (REIT)
6.38%                                                 03/15/15                         198                               161
HSBC Bank USA N.A.
4.63%                                                 04/01/14                         100                                90
HSBC Capital Funding LP (Series 1)
9.55%                                                 12/29/49                          57                                52 (b,h,i)
HSBC Finance Corp.
6.75%                                                 05/15/11                          50                                50
IIRSA Norte Finance Ltd.
8.75%                                                 05/30/24                         112                               118 (b,h)
Independencia International Ltd.
9.88%                                                 05/15/15                          24                                20 (b)
ING Capital Funding TR III
8.44%                                                 12/29/49                          95                                88 (i)
ING Groep N.V.
5.78%                                                 12/29/49                         156                               125 (i)
Ingersoll-Rand Global Holding Company Ltd.
6.88%                                                 08/15/18                         102                               101
Intergen N.V.
9.00%                                                 06/30/17                         435                               435 (b)
Iron Mountain, Inc.
8.00%                                                 06/15/20                         130                               125
John Deere Capital Corp.
4.50%                                                 04/03/13                          44                                42
Johnson & Johnson
5.85%                                                 07/15/38                         104                               101
JP Morgan Chase & Co.
6.40%                                                 05/15/38                          78                                67
7.00%                                                 11/15/09                         110                               110 (h)
JPMorgan Chase Bank
5.88%                                                 06/13/16                          75                                69
Kellogg Co.
5.13%                                                 12/03/12                          48                                48
Landsbanki Islands
3.51%                                                 08/25/09                         100                                86 (b,h,i)
LyondellBasell Industries AF SCA
8.38%                                                 08/15/15                         125                                59 (b)
Marfrig Overseas Ltd.
9.63%                                                 11/16/16                         100                                80 (b)
Markel Corp.
7.35%                                                 08/15/34                          32                                29 (h)
McDonald's Corp.
5.80%                                                 10/15/17                         254                               253
Mediacom LLC / Mediacom Capital Corp.
9.50%                                                 01/15/13                         145                               130 (h)
MetLife, Inc. (Series A)
6.82%                                                 08/15/18                         154                               146
Metropolitan Life Global Funding I
4.25%                                                 07/30/09                         105                               103 (b,h)
Midamerican Energy Holdings Co.
6.13%                                                 04/01/36                          55                                46 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                 12/29/49                          95                                82
Munich Re America Corp. (Series B)
7.45%                                                 12/15/26                          55                                56 (h)
Nakilat Inc.
6.27%                                                 12/31/33                         100                                88 (b,h)
Nelnet, Inc.
5.13%                                                 06/01/10                          65                                61 (h)
New York Life Global Funding
5.38%                                                 09/15/13                          55                                57 (b)
NGPL PipeCo LLC
7.12%                                                 12/15/17                         259                               246 (b)
Norfolk Southern Corp.
8.63%                                                 05/15/10                         100                               106 (h)
Norfolk Southern Railway Co.
9.75%                                                 06/15/20                          22                                27 (h)
Northern States Power
6.25%                                                 06/01/36                          30                                27 (h)
NorthWestern Corp.
5.88%                                                 11/01/14                         100                                96 (h)
NRG Energy, Inc.
7.38%                                                 02/01/16                         130                               117
OPTI Canada Inc.
8.25%                                                 12/15/14                          75                                67
Pacific Gas & Electric Co.
5.80%                                                 03/01/37                         120                               102
Pemex Finance Ltd.
9.03%                                                 02/15/11                          40                                42 (h)
Pemex Project Funding Master Trust
5.75%                                                 03/01/18                          20                                19 (b)
7.88%                                                 02/01/09                          28                                28
PepsiCo, Inc.
5.00%                                                 06/01/18                         130                               126
Pitney Bowes, Inc.
3.88%                                                 06/15/13                          43                                41
PNC Preferred Funding Trust I
6.52%                                                 12/31/49                          70                                49 (b,i)
Potomac Edison Co.
5.35%                                                 11/15/14                          40                                37 (h)
Public Service Company of Colorado
7.88%                                                 10/01/12                          95                               103 (h)
Puget Sound Energy, Inc.
5.48%                                                 06/01/35                          55                                40 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                 06/01/67                         120                                97 (i)
Rabobank Capital Funding II
5.26%                                                 12/31/49                          78                                72 (b,i)
Rio Tinto Finance USA Ltd.
6.50%                                                 07/15/18                          52                                49
Rogers Communications, Inc.
6.80%                                                 08/15/18                         102                                96
Royal Bank of Scotland Group PLC
5.00%                                                 10/01/14                          70                                69 (h)
Sabine Pass LNG LP
7.25%                                                 11/30/13                         110                                87
7.50%                                                 11/30/16                         140                                109
Security Benefit Life Insurance
8.75%                                                 05/15/16                          60                                60 (b)
Southern California Edison Co.
5.50%                                                 08/15/18                          52                                50
Sprint Capital Corp.
7.63%  						      01/30/11                          83                                76
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                 12/03/14                          90                                88
Telecom Italia Capital S.A.
6.20% 						      07/18/11                          99                                99
Telefonica Emisiones SAU
5.86%                                                 02/04/13                         375                               361
6.22%                                                 07/03/17                          77                                71
Tenneco, Inc.
8.63%                                                 11/15/14                         129                               103
The Travelers Companies, Inc.
5.80%                                                 05/15/18                          34                                31
Thomson Reuters Corp.
5.95%                                                 07/15/13                          26                                26
TIAA Global Markets Inc.
4.95%                                                 07/15/13                         169                               171 (b)
Time Warner Cable, Inc.
6.20%                                                 07/01/13                          78                                76
6.75%                                                 07/01/18                          78                                73
TransCanada Pipelines Ltd.
6.50%                                                 08/15/18                          78                                76
Transocean, Inc.
6.00%                                                 03/15/18                          68                                63
UBS Preferred Funding Trust I
8.62%                                                 10/29/49                          70                                68 (i)
United Technologies Corp.
6.13%                                                 07/15/38                          26                                25
Verizon Communications, Inc.
6.90%                                                 04/15/38                          52                                46
Verizon Global Funding Corp.
7.25%                                                 12/01/10                         105                               109
Verizon Pennsylvania, Inc.
8.35%                                                 12/15/30                          40                                39 (h)
8.75%                                                 08/15/31                          55                                55 (h)
Walgreen Co.
4.88%                                                 08/01/13                         138                               138
Wal-Mart Stores, Inc.
5.80%                                                 02/15/18                         214                               209
Wells Fargo & Co.
5.63%                                                 12/11/17                         125                               115
Westar Energy, Inc.
7.13%                                                 08/01/09                         150                               153 (h)
Westlake Chemical Corp.
6.63%                                                 01/15/16                         145                               123 (h)
XTO Energy, Inc.
6.38%                                                 06/15/38                          43                                34
6.50%                                                 12/15/18                          68                                63
                                                                                                                      14,654

Non-Agency Collateralized Mortgage Obligations - 1.8%
Banc of America Commercial Mortgage Inc.
5.32%                                                 09/10/47                          87                                84 (h)
8.28%                                                 02/10/51                         135                               115 (d,i)
Banc of America Commercial Mortgage Inc. (Class A)
5.49%                                                 02/10/51                         250                               208
5.84%                                                 06/10/49                         220                               187 (i)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                 04/10/49                         100                                60 (i,m)
Banc of America Funding Corp.
5.72%                                                 03/20/36                          49                                17 (h,i,m)
5.79%                                                 02/20/36                          99                                32 (h,i,m)
Banc of America Mortgage Securities Inc. (Class B)
5.38%                                                 01/25/36                          50                                16 (h,i)
Bear Stearns Commercial Mortgage Securities
5.48%                                                 10/12/41                         145                               141 (h)
5.53%                                                 10/12/41                         145                               137 (h)
5.58%                                                 03/11/39                          39                                38 (h,i)
6.02%                                                 02/14/31                          74                                74 (h,i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                                 09/11/42                          20                                 9 (b,i)
Countrywide Alternative Loan Trust
5.98%**                                               05/25/36                          24                                 - (h,i,m)
6.00%                                                 03/25/36 - 08/25/36               96                                 4 (h,m)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                 05/25/36 - 08/25/36               45                                 2 (h,m)
Credit Suisse Mortgage Capital Certificates
5.47%                                                 09/15/39                         128                               113 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                 02/25/36                          24                                 6 (h,i,m)
CS First Boston Mortgage Securities Corrp
5.25%                                                 08/25/34                          33                                31 (h)
5.34%                                                 10/25/35                          44                                15 (h,i,m)
6.66%                			              07/15/37                       1,101                                20 (b,d,h,i)
GMAC Commercial Mortgage Securities Inc. (Class X)
6.50%              				      12/10/41                       1,623                                23 (d,h,i,m)
Greenwich Capital Commercial Funding Corp
5.12%                                                 04/10/37                          90                                88 (h)
Indymac INDA Mortgage Loan Trust
5.15%                                                 01/25/36                         100                                15 (h,i,m)
Indymac INDA Mortgage Loan Trust (Class B)
5.15%                                                 01/25/36                         100                                61 (h,i,m)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                 01/12/39                         903                                19 (b,h,i)
6.07%                                                 02/12/51                         150                               131
6.40%                                                 02/12/51                          30                                14 (b,i)
6.47%                                                 11/15/35                          64                                64 (h)
8.43%                                                 02/15/51                         120                               100 (d)
LB-UBS Commercial Mortgage Trust
4.06%                                                 09/15/27                          88                                86 (h,i)
6.23%                                                 03/15/26                          87                                87 (h)
6.45%  						      01/18/12                       1,378                                24 (d,h,i,m)
7.62%                                                 07/15/40                          70                                61 (d,i)
10.45%                                                01/15/36                         482                                23 (b,d,h)
11.61%       					      03/15/36                       1,263                                28 (b,d,h,i)
12.18%     				              02/15/40                       1,239                                22 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                 07/14/16                          26                                26 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                 07/15/40                          50                                23 (i,m)
LB-UBS Commercial Mortgage Trust (Class X)
12.15% 				                      12/15/39                       1,071                                15 (b,d,h,i)
MASTR Alternative Loans Trust
5.00%                                                 08/25/18                          43                                 6 (g,h,o)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                 05/12/39                         300                               291 (h,i)
MLCC Mortgage Investors Inc.
5.36%                                                 02/25/36                          50                                22 (h,i)
Morgan Stanley Capital I
5.28%                                                 12/15/43                          58                                55 (h)
5.33%                                                 12/15/43                          58                                50 (h)
5.39%                                                 11/12/41                         162                               116 (h,i)
5.44%                                                 02/12/44                         500                               447 (b)
5.69%                                                 04/15/49                         300                               255 (i)
5.71%                                                 07/12/44                         100                                94 (h)
6.53%                                                 03/15/31                          75                                74 (h,i)
Morgan Stanley Capital I (Class A)
5.36%                                                 02/12/44                          74                                69
5.81%                                                 12/12/49                          40                                35
Morgan Stanley Dean Witter Capital I
7.20%                                                 10/15/33                         163                               166 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                 03/15/30                          12                                12 (h)
Opteum Mortgage Acceptance Corp.
2.77%                                                 02/25/35                         178                               157 (h,i)
Residential Accredit Loans Inc.
6.00%                                                 01/25/36                         241                                26 (h,m)
Residential Asset Securitization Trust (Class A)
2.87%                                                 05/25/35                          80                                64 (h,i)
Structured Asset Securities Corp. (Class X)
2.15%**                                               02/25/28                          67                                 - (d,i,m)
Wachovia Bank Commercial Mortgage Trust (Class A)
5.42%                                                 01/15/45                         120                               105 (i)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                 01/25/36 - 03/25/36              197                                83 (h)
                                                                                                                       4,346

Sovereign Bonds - 0.2%
Government of Brazil
8.00%                                                 01/15/18                          39                                42
Government of Canada
7.50%                                                 09/15/29                          90                               114
Government of Colombia
7.38%                                                 09/18/37                         100                               100
Government of Jamaica
8.00%                                                 06/24/19                         100                                93
Government of Manitoba Canada
4.90%                                                 12/06/16                          60                                62 (h)
Government of Pakistan
6.75%                                                 02/19/09                          65                                57
Government of Panama
6.70%                                                 01/26/36                          55                                52
Government of Venezuela
5.38%                                                 08/07/10                          26                                23
9.00%                                                 05/07/23                          40                                27
                                                                                                                         570

Total Bonds and Notes                                                                                                 61,487
(Cost $64,995)

         >

                                                                                  Number of                               Value
                                                                                   Shares

------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 0.9%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                   19,855                                $ 395 (k)
Industrial Select Sector SPDR Fund                                                  52,519                                1,617 (k)
iShares MSCI Emerging Markets Index Fund                		             1,160                                  40 (a,n)

Total Exchange Traded Funds                                                                                               2,052
(Cost $2,218)


------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.1%
------------------------------------------------------------------------------------------------------------------------------------


GEI Investment Fund                                                                                                         305 (j)
(Cost $413)

Total Investments in Securities                                                                                         217,617
(Cost $243,063)


------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 14.0%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.11%               							                                                33,577 (d,l)
(Cost $33,577)

Total Investments                                                                                                       251,194
(Cost $276,640)

Liabilities in Excess of Other Assets, net - (4.9)%                                                                     (11,668)


                                                                                                                ----------------
NET ASSETS  - 100.0%                                                                                                  $ 239,526
                                                                                                                ================




-------------------------------------------------------------------------
Other Information
-------------------------------------------------------------------------


The Elfun Diversified Fund had the following long futures contracts open at September 30, 2008 (unaudited):

                     Description                          Expiration date       Number of        Current                Unrealized
                                                                                Contracts     Notional Value          Appreciation/
                                                                                                                      Depreciation
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                      December 2008           2                      $ 585            $ (9)
U.S. Treasury Notes 2Yr. Futures                           December 2008           10                     2,134              (1)

The Elfun Diversified Fund had the following Short futures contracts open at September 30, 2008 (unaudited):

Description                                               Expiration Date      Number of    Current Notional Value      Unrealized
                                                                               Contracts                              Appreciation/
                                                                                                                      Depreciation
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                             December 2008           7                     $ (301)            $ -
FTSE 100 Index Futures                                     December 2008           1                        (89)             (1)
Topix Index Futures                                        December 2008           1                       (102)             10
U.S. Treasury Notes 10Yr. Futures                          December 2008           10                    (1,146)              7


                                                                                                                ----------------
                                                                                                                            $ 6
                                                                                                                ================

            Notes to Schedules of Investments (dollars in thousands)
                         September 30, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $8,350; or 3.49% of net assets for the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2008.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

       (k) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

       (l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

      (m) Illiquid Securities. At September 30, 2008, these securities amounted to $396; or 0.17% of net assets for the Elfun Diversified Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

      (n) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

      (o) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

      (p) Fair Valued Securities.





      + Percentages are based on net assets as of September 30, 2008.

     * Less than 0.1%

     ** Amount is less than $500





Abbreviations:

ADR         American Depositary Receipt
GDR         Global Depositary Receipt
Regd.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Diversified Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$140,225       $105,302        $5,669        $251,197
Other Financial
   Instruments  $      8       $-	       $-	     $      8

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$ 7,828 	$-
   Accrued discounts/premiums		$  (109)	$-
   Realized gain (loss)			$    21 	$-
   Change in unrealized appreciation
                         (depreciation)	$  (181) 	$-
   Net purchases (sales)		$ (1,890)       $-
   Net transfers in and out of Level 3  $        	$-
Balance at 9/30/08			$ 5,669         $-

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 20, 2008